Schedule of Potential Shares of Common Stock Excluded from the Calculation of Diluted Net Income Per Share (Details) - shares shares in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	7,446	7,466	140
0.25% Convertible Senior Note Due 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	7,331	7,331
Stock Options And Restricted Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	115	135	140